CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Oct. 31, 2014	Oct. 31, 2013
Revenue:
Revenue from patent assertion activities	$ 135,000		$ 2,480,000	$ 388,850
Settlement with AU Optronics Corporation	9,000,000
Amortization of display technology development and license fees received from AU Optronics Corp. in fiscal year 2011			1,187,320
Total revenue	9,135,000		3,667,320	388,850
Operating costs and expenses:
Inventor royalties and contingent legal fees	88,877		1,412,661	207,743
Litigation and licensing expenses	3,334,702	33,198	575,413	108,915
Amortization of patents	81,324	70,481	314,453
Marketing, general and administrative expenses (including non-cash stock option compensation expense of $3,149,799, $3,798,139, $491,779 and $720,638 respectively)	1,773,368	1,861,064	6,408,861	7,989,846
Total operating costs and expenses	5,278,271	1,964,743	8,711,388	8,306,504
Loss from operations	3,856,729	(1,964,743)	(5,044,068)	(7,917,654)
Impairment in value of Videocon Industries Limited global depository receipts			(62,825)	(1,184,710)
Change in value of derivative liability		(1,320,000)	(592,945)	475,189
Loss on extinguishment of debt (Note 6)			(2,699,022)	(343,517)
Interest expense	(109,186)	(378,665)	(1,263,617)	(1,109,519)
Dividend income		47,568	47,568
Interest income	4,677	1,412	8,595	125
Loss before income taxes	3,752,220	(3,614,428)	(9,606,314)	(10,080,086)
Provision for income taxes (Note 9)
Net loss	3,752,220	(3,614,428)	(9,606,314)	(10,080,086)
Net loss per share:
Basic and diluted (in Dollars per share)			$ (0.04)	$ (0.05)
Basic (in Dollars per share)	$ 0.02	$ (0.02)
Diluted (in Dollars per share)	$ 0.02	$ (0.02)
Weighted average common shares outstanding:
Basic and diluted (in Shares)			217,771,673	196,645,962
Basic (in Shares)	219,709,364	210,232,227
Diluted (in Shares)	231,288,373	210,232,227
Other comprehensive income:
Reversal of unrealized loss as of October 31, 2012, on investment in Videocon Industries Limited global depository receipts				653,684
Unrealized (loss) on investment in Videocon Industries Limited global depository receipts		(210,914)
Comprehensive loss	$ 3,752,220	$ (3,825,342)	$ (9,606,314)	$ (9,426,402)